Labor Obligations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Jun. 30, 2026
Labor Obligations [Abstract]
Charges payable	R$ 73,813	R$ 45,724
Labor obligations to tax claims	R$ 126,966